Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our board of directors is responsible for overseeing our cybersecurity risk management and be informed on risks from cybersecurity threats. Our board of directors will review, approve, and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) relating to cybersecurity matters in our periodic reports (including annual report on Form 20-F).

As of the date of the filing of this annual report with the SEC, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors will review, approve, and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) relating to cybersecurity matters in our periodic reports (including annual report on Form 20-F).
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	As of the date of the filing of this annual report with the SEC, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.